October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund, Inc. (MQY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,065	$ 3,271,662
Series A, 5.25%, 05/01/55	1,825	1,976,113
Series C, 5.50%, 10/01/54	7,575	8,324,300
Series F, 5.50%, 11/01/53	2,920	3,096,841
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	6,495	7,030,680
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	4,900	5,346,657
Series B, 5.25%, 07/01/54	4,040	4,353,763
Series B-1, 5.75%, 04/01/54	10,925	12,189,964
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	2,665	2,853,320
Series B-1, 5.00%, 05/01/53	7,530	7,853,705
		56,297,005
Arizona — 5.3%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	875	803,457
5.00%, 07/01/54(b)	615	556,889
7.10%, 01/01/55(b)	250	256,528
Series A, 5.00%, 07/01/49(b)	1,445	1,356,627
Series A, 5.00%, 07/15/49	1,000	993,447
Series A, 5.00%, 07/01/54(b)	1,110	1,029,066
Arizona Industrial Development Authority, Refunding RB
Series A, 5.13%, 07/01/37(b)	500	501,040
Series A, 5.38%, 07/01/50(b)	1,645	1,624,701
Series A, 5.50%, 07/01/52(b)	600	587,737
Series G, 5.00%, 07/01/47(b)	2,360	2,233,689
Series S, 5.00%, 07/01/37	750	762,670
City of Buckeye Arizona Excise Tax Revenue, RB, 5.00%, 07/01/43	4,000	4,031,053
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	4,515	4,634,240
City of Phoenix Civic Improvement Corp., RB, Series B, (BHAC-CR FGIC), 5.50%, 07/01/41(c)	100	122,763
Industrial Development Authority of the City of Phoenix Arizona, RB
5.00%, 07/01/44	2,000	1,971,850
Series A, 5.00%, 07/01/46(b)	1,570	1,572,283
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	500	500,333
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	1,150	1,096,897
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/49	1,985	1,956,198
5.00%, 06/15/52	530	519,579
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	1,003,362
4.00%, 07/01/50	1,500	1,363,785
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/47(b)	1,000	973,193
5.00%, 07/01/54(b)	440	440,442
Series A, 5.00%, 09/01/37	1,525	1,587,211
Series A, 4.13%, 09/01/38	550	551,985
Series A, 4.13%, 09/01/42	750	745,346
Security	Par (000)	Value
Arizona (continued)
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	$500	$ 510,953
Phoenix-Mesa Gateway Airport Authority, ARB, 5.00%, 07/01/38	3,600	3,601,975
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	105	106,794
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	4,560	4,914,922
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,154,377
5.00%, 12/01/32	155	164,769
5.00%, 12/01/37	1,500	1,628,312
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/54	2,500	2,686,576
		49,545,049
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	2,135	2,070,400
AMT, 4.75%, 09/01/49(b)	2,450	2,402,615
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,550	1,610,810
		6,083,825
California — 9.5%
Alvord Unified School District, Refunding GO, Series B, Election 2007, (AGM), 0.00%, 08/01/41(d)	1,175	560,852
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.50%, 10/01/54	2,370	2,601,788
Series B, Sustainability Bonds, 5.00%, 01/01/55	8,930	9,574,413
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,355	1,403,183
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	1,220	1,256,798
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	315	318,257
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(d)	5,000	4,054,441
Grossmont-Cuyamaca Community College District, GO, Series C, Election 2002, (AGC), 0.00%, 08/01/30(d)	10,030	8,303,891
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	4,125	4,545,134
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 0.00%, 08/01/43(c)	4,445	4,467,283
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,050	2,091,176
Poway Unified School District, Refunding GO, 0.00%, 08/01/36(d)	8,750	5,751,610
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	5,015	4,818,569
Rio Hondo Community College District, GO(d)
Series C, Election 2004, 0.00%, 08/01/37	4,005	2,487,071
Series C, Election 2004, 0.00%, 08/01/38	5,000	2,955,303
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	3,800	2,279,931
San Diego Unified School District, Refunding GO, CAB(d)
Series R-1, 0.00%, 07/01/30	5,000	4,238,732
Series R-1, 0.00%, 07/01/31	3,005	2,460,056
San Mateo County Community College District, GO, Series C, (NPFGC), 0.00%, 09/01/30(d)	12,740	10,796,350
State of California, GO, 5.50%, 04/01/28	5	5,009

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(d)	$5,500	$ 3,329,041
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	626,402
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/36(d)	15,000	10,052,495
		88,977,785
Colorado — 1.1%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	345	332,542
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	875	909,699
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/37(d)	1,760	1,001,340
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	2,400	2,634,068
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,060	1,004,072
State of Colorado, COP, Series S, 4.00%, 03/15/40	4,400	4,429,606
		10,311,327
Connecticut — 1.8%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series F-1, Sustainability Bonds, 11/15/49(e)	15,000	15,119,687
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	525	563,821
4.25%, 07/15/53	705	685,660
		16,369,168
Delaware — 0.9%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,619,796
Delaware Transportation Authority, RB, 5.00%, 06/01/55	6,585	6,602,185
		8,221,981
District of Columbia — 1.3%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/53	2,850	2,992,906
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	2,660,252
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/56	6,635	6,328,140
		11,981,298
Florida — 12.4%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	825	785,932
Series A, 5.00%, 06/01/55	1,285	1,115,196
Series A, 5.50%, 06/01/57	460	430,710
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.50%, 09/01/48	5,275	5,883,042
Series B, 5.50%, 09/01/48	4,615	5,147,995
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	4,215	4,322,873
Security	Par (000)	Value
Florida (continued)
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	$5,055	$ 5,473,753
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	3,650	3,893,254
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	1,440	1,539,862
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	1,745	1,780,353
County of Miami-Dade Florida Aviation Revenue, Refunding RB, 5.00%, 10/01/41	3,800	3,874,227
County of Miami-Dade Florida, RB, 5.00%, 04/01/48	2,590	2,748,932
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	1,315	1,376,618
Series A, AMT, 5.00%, 10/01/47	8,600	8,946,042
Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,885	2,672,442
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	1,840	636,967
Series A-2, 0.00%, 10/01/47	2,970	977,058
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	660	730,232
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(f)(g)	814	574,359
AMT, 5.00%, 05/01/29	1,275	1,295,575
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/40(b)	710	694,858
AMT, (AGM), 5.25%, 07/01/53	11,590	12,032,475
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/26(h)	3,890	4,006,930
Series A, AMT, 4.00%, 10/01/52	3,340	2,965,947
Sub-Series A, AMT, 5.00%, 10/01/47	7,865	7,964,532
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	5,765	5,854,557
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	1,115	1,226,773
Series C, 4.13%, 11/15/51	8,900	8,624,990
Series C, 5.50%, 11/15/54	1,775	1,987,056
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	241,493
3.85%, 05/01/39	420	369,227
5.38%, 05/01/47	260	260,123
4.00%, 05/01/49	665	538,447
6.30%, 05/01/54	755	793,771
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	332,388
4.00%, 05/01/50	605	507,006
Orange County Health Facilities Authority, RB
5.00%, 10/01/47	1,930	1,998,863
Series A, 5.00%, 10/01/53	6,605	6,886,123
Seminole Improvement District, RB
5.00%, 10/01/32	255	252,520
5.30%, 10/01/37	290	287,150
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	368,911
4.13%, 12/15/49	350	287,909
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	$1,880	$ 1,926,804
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	785	809,977
		115,424,252
Georgia — 3.4%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	1,855	1,740,014
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	715	706,809
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	2,875	2,674,307
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	1,965	1,945,610
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,480	7,909,593
Municipal Electric Authority of Georgia, RB
Class A, (AGM), 5.00%, 07/01/52	1,770	1,831,314
Class A, 5.50%, 07/01/63	1,275	1,355,410
Series A, 5.00%, 01/01/49	4,385	4,473,664
Series A, 5.00%, 01/01/59	1,870	1,895,107
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	7,475	7,515,657
		32,047,485
Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	3,310	3,355,262
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	485	485,245
AMT, 5.25%, 08/01/26	525	525,265
		4,365,772
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	1,225	1,218,313
Illinois — 12.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,665	3,766,871
Series A, 5.00%, 12/01/40	4,090	4,128,000
Series C, 5.25%, 12/01/35	970	970,517
Series D, 5.00%, 12/01/46	1,230	1,218,612
Series H, 5.00%, 12/01/36	295	296,760
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	355	367,197
Series G, 5.00%, 12/01/34	290	293,903
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	7,825	7,870,553
Series A, AMT, Senior Lien, (BAM), 5.75%, 01/01/48	1,010	1,102,114
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	6,885	7,065,307
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	2,750	2,788,149
Series A, AMT, Senior Lien, 4.38%, 01/01/53	2,780	2,688,164
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 5.00%, 01/01/31	2,500	2,501,162
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	1,610	1,610,746
Security	Par (000)	Value
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	$2,575	$ 2,639,330
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,185	1,265,783
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,920	2,057,294
Illinois Finance Authority, RB, 5.00%, 10/01/48	1,760	1,881,998
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(h)	25	25,642
4.13%, 08/15/37	2,430	2,294,714
4.00%, 02/15/41	845	816,648
Series A, 5.00%, 11/15/45	2,945	2,945,143
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	1,950	1,960,510
Series B, 5.00%, 01/01/40	3,245	3,278,406
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	3,005	3,060,767
Series A, (NPFGC), 0.00%, 12/15/26(d)	5,000	4,666,008
Series A, (NPFGC), 0.00%, 12/15/33(d)	9,950	7,035,473
Metropolitan Pier & Exposition Authority, RB, CAB(d)
(NPFGC), 0.00%, 06/15/30(i)	800	657,107
(BAM-TCRS), 0.00%, 12/15/56	2,965	668,348
Series A, (NPFGC), 0.00%, 06/15/30	14,205	11,767,383
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	8,075	3,457,078
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	4,140	1,035,784
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	3,665,054
State of Illinois, GO
5.25%, 02/01/30	2,010	2,015,643
5.25%, 02/01/32	2,330	2,336,541
5.25%, 02/01/34	1,610	1,614,520
5.50%, 05/01/39	2,785	3,008,211
Series B, 5.25%, 05/01/41	2,345	2,534,881
Series B, 5.50%, 05/01/47	1,930	2,086,402
Series B, 5.25%, 05/01/49	2,535	2,704,673
Series C, 5.00%, 12/01/48	3,135	3,270,560
Series D, 5.00%, 11/01/27	440	462,846
		111,880,802
Indiana — 0.9%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	600	616,479
Indiana Finance Authority, Refunding RB, 5.25%, 03/01/54	2,000	2,122,769
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	5,325	5,630,951
		8,370,199
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	539,949
Kentucky — 1.5%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	555	536,297
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	740	692,324
Series A, 5.25%, 06/01/49	2,820	2,931,559

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	$1,455	$ 1,558,960
(BAM), 5.00%, 06/01/46	1,285	1,367,883
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	6,790	7,334,102
		14,421,125
Louisiana — 3.5%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,501,616
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	1,905	1,987,895
5.25%, 10/01/53	3,760	3,891,381
AMT, 5.75%, 09/01/64	4,540	4,896,884
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/42	4,600	4,672,529
5.00%, 05/15/47	1,895	1,903,739
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	4,020	4,238,318
New Orleans Aviation Board, ARB
Series B, AMT, 5.00%, 01/01/45	4,620	4,619,371
Series B, AMT, 5.00%, 01/01/48	4,780	4,792,914
		32,504,647
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Series B, (AGM), 4.75%, 07/01/53	3,000	3,102,679
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 11/15/49	3,365	3,387,182
		6,489,861
Maryland — 1.4%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	495	495,544
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	250	250,084
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	185	181,934
Convertible, 5.00%, 09/01/46	750	697,020
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 3.50%, 06/01/39	650	557,706
Series A, Senior Lien, 3.63%, 06/01/46	1,095	880,754
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	175,743
Series B, 3.88%, 06/01/46	300	251,011
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	302,553
Howard County Housing Commission, RB, M/F Housing, Series A, 5.00%, 06/01/44	550	550,217
Maryland Economic Development Corp., RB
5.00%, 07/01/56	390	399,461
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	2,920	3,043,590
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/37	500	500,042
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 05/15/45	2,875	2,928,787
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/40	1,000	1,002,141
Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued)
4.00%, 07/01/41	$500	$ 500,129
4.13%, 07/01/47	500	482,701
		13,199,417
Massachusetts — 2.7%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.25%, 07/01/29	730	812,156
Massachusetts Development Finance Agency, RB
5.00%, 10/01/46	500	500,861
5.00%, 10/01/48	200	200,085
Series A, 5.25%, 01/01/42	500	503,541
Series A, (AMBAC), 5.75%, 01/01/42	650	784,907
Series A, 5.00%, 01/01/47	6,200	6,226,373
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	2,545	2,303,893
5.00%, 04/15/40	1,000	979,328
4.13%, 10/01/42(b)	550	517,666
5.00%, 07/01/47	7,685	7,763,921
Series P, 5.45%, 05/15/59	1,500	1,643,179
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,057,597
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	910	883,084
Series A, AMT, 4.50%, 12/01/47	245	239,748
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC-SAP), 5.50%, 05/01/39	825	978,367
		25,394,706
Michigan — 3.6%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	5,035	4,822,062
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(h)	60	62,209
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,740	3,924,925
Michigan Finance Authority, RB
4.00%, 02/15/50	5,000	4,523,430
Series A, 4.00%, 11/15/50	5,680	5,196,378
Sustainability Bonds, 5.50%, 02/28/57	505	551,835
Michigan State Building Authority, Refunding RB
Series II, 4.00%, 10/15/47	1,965	1,862,469
Series II, 5.25%, 04/15/59	1,330	1,446,452
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	1,495	1,465,134
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	6,310	6,408,983
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	2,665	2,890,934
		33,154,811
Minnesota — 0.7%
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	4,050	4,356,299
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	1,615	1,709,044
		6,065,343
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri — 0.3%
Kansas City Industrial Development Authority, ARB
Class B, AMT, 5.00%, 03/01/46	$530	$ 540,949
Series B, AMT, 5.00%, 03/01/39	2,505	2,581,807
		3,122,756
Nebraska — 1.4%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	4,260	4,589,448
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	7,985	8,730,000
		13,319,448
Nevada — 1.2%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	7,285	7,352,570
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	1,000	951,337
Las Vegas Valley Water District, GOL, Series A, 4.00%, 06/01/51	2,910	2,795,910
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
		11,202,833
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,386	1,356,129
New Jersey — 6.8%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	655	699,858
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	3,555	3,586,096
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,930	1,953,140
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(h)	485	490,237
Series WW, 5.25%, 06/15/25(h)	1,125	1,139,007
AMT, (AGM), 5.00%, 01/01/31	900	900,886
AMT, 5.13%, 01/01/34	1,620	1,621,984
AMT, 5.38%, 01/01/43	2,115	2,119,128
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(h)	5,360	5,652,245
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	1,911,445
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	2,815	2,747,858
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	1,160	1,167,693
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,028,348
Series A, 0.00%, 12/15/29(d)	7,530	6,290,644
Series AA, 5.00%, 06/15/45	2,710	2,849,246
Series BB, 5.00%, 06/15/46	6,200	6,621,896
Series BB, 4.00%, 06/15/50	4,900	4,662,249
Series D, 5.00%, 06/15/32	1,610	1,614,307
Series S, 4.13%, 06/15/39	1,210	1,210,069
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/37	$1,940	$ 2,132,708
Series A, 5.25%, 06/15/42	775	853,236
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	3,220	3,350,357
Sub-Series B, 5.00%, 06/01/46	7,810	7,826,240
		63,428,877
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	415	410,663
New York — 17.3%
City of New York, GO
Series A-1, 5.00%, 08/01/47	930	983,303
Series B, 5.25%, 10/01/41	1,955	2,168,128
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	6,000	6,457,534
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sub-Series B-1, Sustainability Bonds, 5.00%, 11/15/51	3,420	3,468,455
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	4,090	3,877,472
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	540	557,698
Series C-1, 5.00%, 11/15/56	6,550	6,595,458
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	3,460	3,463,322
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 11/01/38(e)	5,275	5,212,838
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	5,600	6,070,429
Series GG, 5.00%, 06/15/50	1,680	1,757,493
Sub-Series CC-1, 5.25%, 06/15/54	995	1,085,480
Series AA, Class 1, Subordinate, 5.00%, 06/15/51	10,000	10,762,983
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	7,695	8,332,765
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/48	8,085	8,658,821
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,100	1,100,336
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	2,630	2,617,439
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,485	5,487,232
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,185	1,607,686
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	2,185	2,108,312
Series A, Sustainability Bonds, 4.00%, 11/15/60	1,570	1,445,492
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	2,710	2,618,187
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/46	1,855	1,808,399
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	1,650	1,744,069
AMT, 5.63%, 04/01/40	1,700	1,822,337
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,460	3,598,364

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB (continued)
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/44	$3,295	$ 3,528,008
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	6,855	7,137,777
AMT, Sustainability Bonds, 5.50%, 06/30/60	9,680	10,191,968
New York Transportation Development Corp., Refunding RB(e)
Series A, AMT, Sustainability Bonds, 12/31/54	4,485	4,776,764
Series A, AMT, Sustainability Bonds, 12/31/60	7,000	7,400,943
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	5,600	5,773,814
Port Authority of New York & New Jersey, Refunding ARB, Series 197, AMT, 5.00%, 11/15/35	905	920,707
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	11,585	11,377,785
Series A, 4.50%, 05/15/63	3,500	3,525,231
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	6,120	6,519,403
Series C, 5.00%, 05/15/47	5,000	5,324,841
		161,887,273
North Carolina — 1.8%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.50%, 07/01/47	6,000	6,013,285
North Carolina Housing Finance Agency, RB, S/F Housing
Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	1,955	1,961,436
Series 52-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/46	1,615	1,660,534
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	6,510	7,237,359
		16,872,614
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,680	3,640,064
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,670	6,917,005
County of Franklin Ohio, RB, 5.00%, 11/01/48	1,650	1,838,949
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	4,575	4,583,472
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(d)	10,040	6,196,440
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	950,894
		20,486,760
Oklahoma — 0.7%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	560	573,268
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	1,280	1,254,350
Security	Par (000)	Value
Oklahoma (continued)
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	$450	$ 459,305
University of Oklahoma, RB, Series A, (BAM), 5.00%, 07/01/54	3,560	3,793,693
		6,080,616
Oregon — 0.1%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	2,355	1,278,174
Pennsylvania — 8.8%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	3,600	3,694,724
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	5,470	5,526,277
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	425	347,106
Montgomery County Higher Education and Health Authority, Refunding RB, Series B, 5.00%, 05/01/52	3,655	3,787,617
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	6,910	6,977,318
AMT, 5.50%, 06/30/41	3,290	3,517,800
AMT, 5.75%, 06/30/48	2,855	3,053,707
AMT, 5.25%, 06/30/53	4,695	4,829,871
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,000	1,000,351
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	966,900
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/45	6,850	6,852,704
Series A, 5.25%, 09/01/50	5,050	5,054,344
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	7,985	8,059,288
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,500	1,540,517
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,480	1,481,853
Series A-1, 5.00%, 12/01/41	1,325	1,346,172
Series A-1, 5.00%, 12/01/47	3,380	3,465,346
Series A, Subordinate, 5.00%, 12/01/44	4,700	4,922,393
Series B, Subordinate, 4.00%, 12/01/51	665	626,234
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.25%, 12/01/45	3,930	3,977,083
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	8,015	8,876,140
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,070	2,194,995
		82,098,740
Puerto Rico — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,709	4,646,069
Series A-1, Restructured, 5.00%, 07/01/58	17,357	17,377,911
Series A-2, Restructured, 4.54%, 07/01/53	500	482,817
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,511,493
Series A-2, Restructured, 4.33%, 07/01/40	10,086	9,980,211
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-1, Restructured, 4.75%, 07/01/53	$962	$ 954,974
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,314,080
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	13,429	4,305,642
		40,573,197
South Carolina — 3.3%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	453,835
4.38%, 11/01/49	715	640,684
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	6,040	6,525,827
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	3,090	3,175,214
5.00%, 01/01/55(b)	2,290	1,978,876
7.50%, 08/15/62(b)	1,455	1,406,501
Series A, 5.50%, 11/01/50	4,435	4,904,189
Series A, 5.50%, 11/01/54	1,395	1,533,403
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,615	1,588,781
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	2,690	2,466,323
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	1,370	1,505,767
Series A, 4.00%, 12/01/55	1,950	1,757,659
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 4.60%, 07/01/49	2,345	2,333,249
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	275	284,588
		30,554,896
Tennessee — 3.6%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	615	659,480
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,655	3,763,715
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	745	798,510
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	3,070	3,090,935
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	3,795	3,950,857
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,805	4,107,917
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	15,950	16,931,618
Tennessee Housing Development Agency, RB, S/F Housing
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.45%, 07/01/44	235	236,751
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 07/01/49	290	291,540
		33,831,323
Texas — 12.4%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,545	1,574,267
Security	Par (000)	Value
Texas (continued)
Arlington Higher Education Finance Corp., RB(b) (continued)
7.88%, 11/01/62	$1,335	$ 1,396,853
Celina Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	4,530	4,859,484
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	3,290	3,290,403
Series C, 5.00%, 08/15/42	2,325	2,325,285
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/44	1,000	984,537
AMT, 5.25%, 11/15/47	3,300	3,512,220
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	1,790	1,720,060
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,495	2,712,475
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	395	429,886
Series A, AMT, 1st Lien, 5.50%, 08/01/44	395	428,762
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	370	371,395
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,330	1,332,195
City of Houston Texas Airport System Revenue, Refunding ARB
AMT, 5.00%, 07/15/27	765	779,818
Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	5,205	5,520,541
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	754,141
Sub-Series A, AMT, 4.00%, 07/01/46	2,780	2,568,843
Sub-Series A, AMT, 4.00%, 07/01/48	10,025	9,211,646
County of Harris Texas Toll Road Revenue, Refunding RB
1st Lien, 4.00%, 08/15/45	1,575	1,536,924
Series A, 1st Lien, 4.00%, 08/15/49	5,000	4,852,005
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	6,595	6,397,737
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	6,570	7,046,956
Dickinson Independent School District, GO, (PSF- GTD), 4.13%, 02/15/48	1,285	1,246,942
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	1,415	1,347,651
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	6,820	6,473,937
Harris County Flood Control District, Refunding GOL, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,775	1,686,686
Hutto Independent School District, GO, (PSF-GTD), 5.00%, 08/01/48	205	219,802
Klein Independent School District, GO, (PSF-GTD), 4.00%, 08/01/46	4,020	3,908,285
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(h)	5,000	2,939,496
New Braunfels Independent School District, GO, (PSF- GTD), 4.00%, 02/01/52	1,360	1,283,788
New Caney Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	3,370	3,255,783
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,210	1,150,685
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	3,175	3,162,267

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB (continued)
Series B, Refunding RB, 5.00%, 01/01/48	$2,290	$ 2,326,620
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	2,195	2,324,152
1st Lien, 5.00%, 10/01/53	1,840	1,968,036
Spring Branch Independent School District, GO, (PSF- GTD), 4.00%, 02/01/48	1,705	1,653,853
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	1,895	1,754,475
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	410	422,797
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	654,740
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,395	5,708,132
Texas State University System, Refunding RB, 4.00%, 03/15/49	4,455	4,258,107
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	310	195,878
0.00%, 08/01/36	170	102,262
0.00%, 08/01/37	225	128,313
0.00%, 08/01/38	810	437,743
0.00%, 08/01/41	1,950	892,717
0.00%, 08/01/44	695	268,461
0.00%, 08/01/45	1,775	648,698
Waxahachie Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	1,580	1,512,340
		115,539,079
Utah — 2.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	530	540,030
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	11,685	11,779,269
Series A, AMT, 5.25%, 07/01/48	865	909,753
Series A, AMT, 5.00%, 07/01/51	5,330	5,462,997
Series A, AMT, 5.25%, 07/01/53	1,890	1,982,939
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	935	878,745
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	2,475	2,484,899
		24,038,632
Virginia — 0.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	4,420	4,274,501
Washington — 0.6%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	2,655	2,687,101
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 4.00%, 08/01/47	3,000	2,787,517
		5,474,618
Wisconsin — 0.4%
Public Finance Authority, RB
5.00%, 10/15/41(b)	570	529,414
5.00%, 10/15/56(b)	225	192,106
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Class A, 6.00%, 06/15/52	$505	$ 473,665
Class A, 6.13%, 06/15/57	570	539,359
Series A, 5.00%, 07/01/40(b)	450	440,661
Series A-1, 4.50%, 01/01/35(b)	575	566,310
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	825	774,396
		3,515,911
Total Municipal Bonds — 138.9% (Cost: $1,253,919,893)		1,295,851,224
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 1.1%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	9,340	9,896,587
District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	3,052	3,011,314
Florida — 1.7%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	7,850	8,500,289
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	6,990,876
		15,491,165
Georgia — 1.1%
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	10,159	10,794,672
Idaho — 0.8%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48(k)	6,820	7,509,513
Illinois — 0.8%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	7,123	7,476,437
Massachusetts — 1.0%
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	9,084	9,349,416
Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,748	2,598,257
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	5,657	5,198,682
New York — 2.6%
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	6,600	6,358,495
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	5,090	5,261,738
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	$7,270	$ 7,647,779
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,520	5,414,321
		24,682,333
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,450	8,034,565
Texas — 1.7%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,890	6,511,197
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	9,243	9,785,026
		16,296,223
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	11,880	11,403,817
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.1% (Cost: $127,216,057)		131,742,981
Total Long-Term Investments — 153.0% (Cost: $1,381,135,950)		1,427,594,205

	Shares
Short-Term Securities
	Money Market Funds — 3.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(l)(m)	34,194,290	34,197,709
	Total Short-Term Securities — 3.7% (Cost: $34,197,368)	34,197,709
	Total Investments — 156.7% (Cost: $1,415,333,318)	1,461,791,914
	Liabilities in Excess of Other Assets — (1.4)%	(12,614,510)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.1)%	(66,634,609)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.2)%	(449,394,733)
	Net Assets Applicable to Common Shares — 100.0%	$ 933,148,062

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 15, 2031, is $3,593,998.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 17,753,312	$ 16,444,396 (a)	$ —	$ 202	$ (201)	$ 34,197,709	34,194,290	$ 212,752	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,295,851,224	$ —	$ 1,295,851,224
Municipal Bonds Transferred to Tender Option Bond Trusts	—	131,742,981	—	131,742,981
Short-Term Securities
Money Market Funds	34,197,709	—	—	34,197,709
	$34,197,709	$1,427,594,205	$—	$1,461,791,914
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(66,180,563)	$—	$(66,180,563)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)
	$—	$(516,480,563)	$—	$(516,480,563)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
Portfolio Abbreviation (continued)
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Quality Fund, Inc. (MQY)

Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation